ANNUAL REPORT

FRANKLIN EQUITY FUND

JUNE 30, 1999



SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Equity Fund seeks capital appreciation and secondarily, current income, by investing primarily in common stocks or securities convertible into common stocks.
--------------------------------------------------------------------------------

Dear Shareholder:
We are pleased to bring you this annual report of Franklin Equity Fund, which covers the fiscal year ended June 30, 1999. During this period, Asia and Russia experienced economic turmoil, but the U.S. economy performed very well. Significantly increased productivity helped keep inflation benign, unemployment rates were remarkably low, and gross domestic product increased at a rate of 3.9%. Concerned that a global economic rebound might lead to inflation in the already-robust domestic economy, the U.S. Federal Reserve Board raised the federal funds rate one quarter of a percent on June 30, 1999 to 5.00%.


CONTENTS

Shareholder Letter ..................................................      1
Performance Summary .................................................      6
Financial Highlights &
Statement of Investments ............................................     10
Financial Statements ................................................     19
Notes to
Financial Statements ................................................     22
Independent
Auditors' Report ....................................................     26
Tax Information .....................................................     27


                                 FUND CATEGORY

                               [PYRAMID GRAPHIC]


You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 14 of this report.

PORTFOLIO BREAKDOWN

Based on Total Net Assets
6/30/99


Electronic Technology             22.3%

Finance                           11.8%

Health Technology                  9.7%

Telecommunications                 7.5%

Technology Services                6.3%

Consumer Non-Durables              5.2%

Utilities                          4.4%

Transportation                     4.0%

Energy Minerals                    3.8%

Consumer Services                  3.2%

Retail Trade                       3.1%

Other Sectors                     13.5%

Cash & Equivalents                 5.2%


U.S. equities posted strong gains, but a very narrow range of large-cap stocks were responsible for most of this rise in value. However, during the latter half of the reporting period, the market broadened, favoring many of the small- and mid-cap stocks in the fund's portfolio. Within this environment, the fund's Class A shares delivered a +13.01% one-year cumulative total return, as discussed in the Performance Summary on page 7.

During the fiscal year, the fund's performance benefited from a number of technology stocks. For example, shares of Cisco Systems Inc., our largest position, rose significantly as Internet usage increased dramatically and continued to fuel this company's growth. And the value of our stock in AirTouch Communications Inc., a global leader in wireless communications (acquired by U.K.-based Vodafone Group), increased 84%.

Continuing to search for equities with attractive valuations and growth prospects, we added to the fund's positions in the health technology and telecommunications sectors by purchasing shares of Amgen Inc., the world's largest biotech firm, and MCI WorldCom Inc., which we believed was ideally positioned to profit from future growth in data, voice and video traffic capacity. We also increased the fund's exposure to consumer services stocks by initiating positions in two media companies, Clear Channel Communications Inc. and Entercom Communications Corp. Both have led the consolidation occurring within their industries, and we believe increased advertising expenditures might boost their revenues and market share.

Unfortunately, a number of our finance holdings performed poorly during the reporting period due to a shift in the yield curve and investor concerns about potentially higher interest rates. Another disadvantage for the fund was our holdings of consumer non-durables companies. For example, Proctor & Gamble Co. and Gillette Co. both reported poor earnings as many blue-chip companies in the consumer non-durables sector experienced disappointing sales and earnings resulting from international economic weakness.

Looking forward, we are excited about future prospects for domestic equities. In our opinion, dramatic changes in computing, telecommunications, and Internet-related business offer extremely attractive long-term opportunities in the technology sector, and the demographic shift toward an aging population should benefit health technology stocks. Although we recognize some near-term concerns such as the potential for rising interest rates, we expect to find attractively priced stocks in diverse sectors of the market, and remain committed to our growth-at-a-reasonable-price investment discipline.

TOP 10 SECTORS
6/30/99

                                                    % OF TOTAL
SECTOR                                               NET ASSETS
---------------------------------------------------------------

Electronic Technology                                  22.3%

Finance                                                11.8%

Health Technology                                       9.7%

Telecommunications                                      7.5%

Technology Services                                     6.3%

Consumer Non-Durables                                   5.2%

Utilities                                               4.4%

Transportation                                          4.0%

Energy Minerals                                         3.8%

Consumer Services                                       3.2%


TOP 10 HOLDINGS
6/30/99

COMPANY,                                              % OF TOTAL
INDUSTRY                                              NET ASSETS
-----------------------------------------------------------------

Cisco Systems Inc.
Electronic Technology                                     3.4%

Enron Corp.
Utilities                                                 2.3%

Intel Corp.
Electronic Technology                                     2.3%

Linear Technology Corp.
Electronic Technology                                     2.1%

Uniphase Corp.
Electronic Technology                                     2.1%

Providian Financial Corp.
Finance                                                   2.0%

Nokia Corp., ADR (Finland)
Electronic Technology                                     1.9%

Vodafone AirTouch PLC, ADR (United Kingdom)
Telecommunications                                        1.9%

American International Group Inc.
Finance                                                   1.9%

Citigroup Inc.
Finance                                                   1.8%


This discussion reflects our views and opinions as of June 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and portfolio holdings. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.

As always, we thank you for your participation in Franklin Equity Fund and look forward to serving your investment needs in the years to come. We welcome any comments or suggestions you may have.

Sincerely,



/s/ Serena Perin Vinton
Serena Perin Vinton, CFA
Portfolio Manager
Franklin Equity Fund


SERENA PERIN VINTON, CFA

Serena Perin Vinton is a vice president of Franklin Advisers, Inc. and portfolio manager of Franklin Equity Fund. Before joining the equity group in August 1995, she served as an analyst and portfolio manager in the Franklin Templeton international fixed-income group for four years.

Prior to joining Franklin in 1991, Ms. Perin Vinton worked as a research assistant for a member of Parliament in London, England. She attended the University of London and Oxford University, received a bachelor of arts degree in business economics from Brown University, and is a Chartered Financial Analyst (CFA).


--------------------------------------------------------------------------------
CLASS A (formerly Class I):

Subject to the current, maximum 5.75% initial sales charge. Prior to August 3, 1998, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 Plan, which affects subsequent performance.

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:

No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------


PERFORMANCE SUMMARY AS OF 6/30/99

Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                          CHANGE           6/30/99  6/30/98
------------------------------------------------------------------

Net Asset Value                  +$0.68           $11.67   $10.99

                                 DISTRIBUTIONS    (7/1/98-6/30/99)
                                 ---------------------------------
Dividend Income                  $0.0498

Long-Term Capital Gain           $0.4151

Short-Term Capital Gain          $0.1611

     TOTAL                       $0.6260

CLASS B                          CHANGE           6/30/99  1/1/99
------------------------------------------------------------------

Net Asset Value                  +$1.22           $11.61   $10.39

                                 DISTRIBUTIONS    (1/1/99-6/30/99)
                                 ---------------------------------
Dividend Income                  $0.0473

CLASS C                          CHANGE           6/30/99  6/30/98
------------------------------------------------------------------

Net Asset Value                  +$0.61           $11.52   $10.91

                                 DISTRIBUTIONS    (7/1/98-6/30/99)
                                 ---------------------------------
Dividend Income                  $0.0167

Long-Term Capital Gain           $0.4151

Short-Term Capital Gain          $0.1611

     TOTAL                       $0.5929

ADVISOR CLASS                    CHANGE           6/30/99  6/30/98
------------------------------------------------------------------

Net Asset Value                  +$0.68           $11.68   $11.00

                                 DISTRIBUTIONS    (7/1/98-6/30/99)
------------------------------------------------------------------

Dividend Income                  $0.0717

Long-Term Capital Gain           $0.4151

Short-Term Capital Gain          $0.1611

     TOTAL                       $0.6479

Franklin Equity Fund paid distributions derived from long-term capital gains of
41.51 cents ($0.4151) per share in December 1998. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

Past performance is not predictive of future results.


PERFORMANCE

                                                                                 INCEPTION
CLASS A                               1-YEAR        5-YEAR        10-YEAR         (1/1/33)
-------------------------------------------------------------------------------------------
Cumulative Total Return(1)            +13.01%      +171.46%       +254.23%      +126,051.91%

Average Annual Total Return(2)        +6.52%        +20.66%        +12.81%           +11.23%

Value of $10,000 Investment(3)       $10,652        $25,579        $33,385       $11,865,098

                                      6/30/95       6/30/96        6/30/97          6/30/98       6/30/99
---------------------------------------------------------------------------------------------------------
One-Year Total Return(4)              +23.78%       +22.16%        +29.75%          +22.43%       +13.01%


                                                                                                 INCEPTION
CLASS B                                                                                           (1/1/99)
---------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                                                        +12.23%

Aggregate Total Return(2)                                                                          +8.23%

Value of $10,000 Investment(3)                                                                   $10,823

                                                                                                 INCEPTION
CLASS C                                                              1-YEAR          3-YEAR      (5/1/95)
---------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                          +12.11%         +75.57%      +132.66%

Average Annual Total Return(2)                                      +10.00%         +20.25%       +22.16%

Value of $10,000 Investment(3)                                      $11,000         $17,388       $23,024


                                                    6/30/96        6/30/97       6/30/98       6/30/99
---------------------------------------------------------------------------------------------------------
One-Year Total Return(4)                            +20.94%        +28.93%       +21.47%       +12.11%


                                                                                         INCEPTION
ADVISOR CLASS(5)                         1-YEAR         5-YEAR         10-YEAR           (1/1/33)
---------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)               +13.22%        +176.06%       +260.23%          +128,189.59%

Average Annual Total Return(2)           +13.22%         +22.52%        +13.67%               +11.36%

Value of $10,000 Investment(3)           $11,322         $27,606        $36,023           $12,828,959


                                    6/30/95       6/30/96        6/30/97       6/30/98       6/30/99
---------------------------------------------------------------------------------------------------------
One-Year Total Return(4)            +23.78%       +22.16%        +29.99%       +22.61%       +13.22%


(1). Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2). Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

(3). These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

(4). One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

(5). On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +64.46% and +22.06%, respectively.

--------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


Past performance is not predictive of future results.


TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

The unmanaged indices differ from the fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index. Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees, and reinvested distributions.

We are replacing the fund's benchmark, the Standard & Poor's(R) (S&P 500(R)) Composite Index, with the Russell 1000(R) Index, which measures the stock performance of 1000 of the largest U.S. companies, because we believe its composition provides a more appropriate comparison to the fund's current and past portfolio. The S&P 500 may be excluded from next year's report.

AVERAGE ANNUAL TOTAL RETURN
6/30/99

CLASS A
-----------------------------------

1-Year                       +6.52%

5-Year                      +20.66%

10-Year                     +12.81%

Since Inception (1/1/33)    +11.23%



                 [CLASS A TOTAL RETURN INDEX COMPARISON GRAPH]

The following line graph compares the performance of Franklin Equity Fund, Class A with the Standard and Poor's(R) 500 (S&P 500(R)) Index and the Russell 1000(R) Index based on a $10,000 investment from 7/1/89 to 6/30/99. *Source: Standard and Poor's Micropal.

     DATE        FRANKLIN EQUITY   S&P 500       RUSSELL 1000     500 Composite $T    Russell 1000
     ----                          -------       ------------
                  FUND - CLASS A                                                       LgStks $TR
                  --------------
  07/01/1989          $9,425         $10,000       $10,000
  07/31/1989         $10,052         $10,903       $10,839             9.03%              8.39%
  08/31/1989         $10,525         $11,117       $11,063             1.96%              2.07%
  09/30/1989         $10,255         $11,071       $11,035             -0.41%            -0.26%
  10/31/1989          $9,594         $10,814       $10,740             -2.32%            -2.67%
  11/30/1989          $9,688         $11,035       $10,942             2.04%              1.88%
  12/31/1989          $9,874         $11,300       $11,165             2.40%              2.04%
  01/31/1990          $9,219         $10,542       $10,368             -6.71%            -7.14%
  02/28/1990          $9,400         $10,677       $10,536             1.29%              1.62%
  03/31/1990          $9,846         $10,960       $10,797             2.65%              2.48%
  04/30/1990          $9,456         $10,688       $10,518             -2.49%            -2.59%
  05/31/1990         $10,278         $11,730       $11,503             9.75%              9.37%
  06/30/1990         $10,101         $11,651       $11,440             -0.67%            -0.55%
  07/31/1990         $10,030         $11,614       $11,338             -0.32%            -0.89%
  08/31/1990          $8,776         $10,564       $10,296             -9.04%            -9.19%
  09/30/1990          $8,199         $10,049        $9,770             -4.87%            -5.11%
  10/31/1990          $7,804         $10,006        $9,721             -0.43%            -0.50%
  11/30/1990          $8,523         $10,653       $10,385             6.46%              6.83%
  12/31/1990          $8,989         $10,950       $10,701             2.79%              3.04%
  01/31/1991          $9,918         $11,427       $11,215             4.36%              4.81%
  02/28/1991         $10,561         $12,244       $12,034             7.15%              7.30%
  03/31/1991         $10,689         $12,541       $12,361             2.42%              2.72%
  04/30/1991         $10,632         $12,571       $12,376             0.24%              0.12%
  05/31/1991         $11,189         $13,112       $12,884             4.31%              4.10%
  06/30/1991         $10,602         $12,512       $12,306             -4.58%            -4.48%
  07/31/1991         $10,904         $13,095       $12,897             4.66%              4.80%
  08/31/1991         $11,120         $13,405       $13,234             2.37%              2.61%
  09/30/1991         $10,933         $13,181       $13,067             -1.67%            -1.26%
  10/31/1991         $10,803         $13,358       $13,277             1.34%              1.61%
  11/30/1991         $10,299         $12,820       $12,776             -4.03%            -3.78%
  12/31/1991         $11,391         $14,286       $14,236             11.44%            11.43%
  01/31/1992         $11,452         $14,021       $14,059             -1.86%            -1.24%
  02/29/1992         $11,666         $14,201       $14,231             1.29%              1.22%
  03/31/1992         $11,299         $13,924       $13,928             -1.95%            -2.13%
  04/30/1992         $11,238         $14,334       $14,263             2.94%              2.41%
  05/31/1992         $11,208         $14,404       $14,352             0.49%              0.62%
  06/30/1992         $10,967         $14,189       $14,122             -1.49%            -1.60%
  07/31/1992         $11,259         $14,770       $14,712             4.09%              4.18%
  08/31/1992         $11,074         $14,467       $14,402             -2.05%            -2.11%
  09/30/1992         $11,213         $14,636       $14,585             1.17%              1.27%
  10/31/1992         $11,198         $14,686       $14,706             0.34%              0.83%
  11/30/1992         $11,675         $15,185       $15,271             3.40%              3.84%
  12/31/1992         $11,800         $15,372       $15,523             1.23%              1.65%
  01/31/1993         $11,883         $15,501       $15,644             0.84%              0.78%
  02/28/1993         $11,685         $15,712       $15,785             1.36%              0.90%
  03/31/1993         $12,047         $16,044       $16,168             2.11%              2.43%
  04/30/1993         $11,701         $15,655       $15,741             -2.42%            -2.64%
  05/31/1993         $12,047         $16,073       $16,173             2.67%              2.74%
  06/30/1993         $12,020         $16,120       $16,279             0.29%              0.66%
  07/31/1993         $11,854         $16,056       $16,229             -0.40%            -0.31%
  08/31/1993         $12,401         $16,664       $16,854             3.79%              3.85%
  09/30/1993         $12,219         $16,536       $16,806             -0.77%            -0.28%
  10/31/1993         $12,617         $16,878       $17,028             2.07%              1.32%
  11/30/1993         $12,849         $16,718       $16,795             -0.95%            -1.37%
  12/31/1993         $12,806         $16,920       $17,101             1.21%              1.82%
  01/31/1994         $13,181         $17,495       $17,622             3.40%              3.05%
  02/28/1994         $13,219         $17,021       $17,159             -2.71%            -2.63%
  03/31/1994         $12,487         $16,279       $16,424             -4.36%            -4.28%
  04/30/1994         $12,619         $16,487       $16,621             1.28%              1.20%
  05/31/1994         $12,544         $16,758       $16,843             1.64%              1.33%
  06/30/1994         $12,299         $16,347       $16,393             -2.45%            -2.67%
  07/31/1994         $12,468         $16,883       $16,929             3.28%              3.27%
  08/31/1994         $12,977         $17,576       $17,643             4.10%              4.22%
  09/30/1994         $12,713         $17,147       $17,232             -2.44%            -2.33%
  10/31/1994         $12,920         $17,533       $17,558             2.25%              1.89%
  11/30/1994         $12,619         $16,894       $16,924             -3.64%            -3.61%
  12/31/1994         $12,629         $17,144       $17,164             1.48%              1.42%
  01/31/1995         $12,629         $17,588       $17,609             2.59%              2.59%
  02/28/1995         $13,089         $18,274       $18,327             3.90%              4.08%
  03/31/1995         $13,591         $18,813       $18,798             2.95%              2.57%
  04/30/1995         $13,905         $19,367       $19,297             2.94%              2.65%
  05/31/1995         $14,469         $20,141       $20,038             4.00%              3.84%
  06/30/1995         $15,224         $20,609       $20,569             2.32%              2.65%
  07/31/1995         $15,855         $21,293       $21,354             3.32%              3.82%
  08/31/1995         $15,960         $21,346       $21,514             0.25%              0.75%
  09/30/1995         $16,527         $22,247       $22,401             4.22%              4.12%
  10/31/1995         $16,149         $22,167       $22,298             -0.36%            -0.46%
  11/30/1995         $16,633         $23,140       $23,292             4.39%              4.46%
  12/31/1995         $16,789         $23,586       $23,646             1.93%              1.52%
  01/31/1996         $17,170         $24,388       $24,410             3.40%              3.23%
  02/29/1996         $17,462         $24,615       $24,727             0.93%              1.30%
  03/31/1996         $17,462         $24,851       $24,950             0.96%              0.90%
  04/30/1996         $18,360         $25,217       $25,329             1.47%              1.52%
  05/31/1996         $18,719         $25,867       $25,937             2.58%              2.40%
  06/30/1996         $18,598         $25,966       $25,966             0.38%              0.11%
  07/31/1996         $17,337         $24,818       $24,714             -4.42%            -4.82%
  08/31/1996         $18,103         $25,342       $25,386             2.11%              2.72%
  09/30/1996         $19,318         $26,768       $26,813             5.63%              5.62%
  10/31/1996         $19,498         $27,507       $27,406             2.76%              2.21%
  11/30/1996         $21,075         $29,587       $29,428             7.56%              7.38%
  12/31/1996         $20,644         $29,001       $28,951             -1.98%            -1.62%
  01/31/1997         $22,017         $30,813       $30,668             6.25%              5.93%
  02/28/1997         $21,307         $31,054       $30,785             0.78%              0.38%
  03/31/1997         $20,644         $29,777       $29,399             -4.11%            -4.50%
  04/30/1997         $21,733         $31,555       $30,990             5.97%              5.41%
  05/31/1997         $23,556         $33,477       $32,973             6.09%              6.40%
  06/30/1997         $24,131         $34,977       $34,338             4.48%              4.14%
  07/31/1997         $26,102         $37,761       $37,147             7.96%              8.18%
  08/31/1997         $25,366         $35,646       $35,394             -5.60%            -4.72%
  09/30/1997         $27,076         $37,600       $37,333             5.48%              5.48%
  10/31/1997         $25,793         $36,344       $36,124             -3.34%            -3.24%
  11/30/1997         $26,031         $38,027       $37,692             4.63%              4.34%
  12/31/1997         $26,140         $38,681       $38,457             1.72%              2.03%
  01/31/1998         $26,140         $39,110       $38,741             1.11%              0.74%
  02/28/1998         $28,260         $41,930       $41,504             7.21%              7.13%
  03/31/1998         $29,199         $44,077       $43,595             5.12%              5.04%
  04/30/1998         $29,790         $44,522       $44,044             1.01%              1.03%
  05/31/1998         $28,501         $43,756       $43,093             -1.72%            -2.16%
  06/30/1998         $29,542         $45,532       $44,687             4.06%              3.70%
  07/31/1998         $28,548         $45,045       $44,151             -1.07%            -1.20%
  08/31/1998         $23,064         $38,532       $37,551            -14.46%            -14.95%
  09/30/1998         $23,843         $41,002       $40,078             6.41%              6.73%
  10/31/1998         $25,886         $44,335       $43,244             8.13%              7.90%
  11/30/1998         $27,311         $47,022       $45,921             6.06%              6.19%
  12/31/1998         $29,588         $49,730       $48,846             5.76%              6.37%
  01/31/1999         $31,183         $51,809       $50,590             4.18%              3.57%
  02/28/1999         $29,702         $50,198       $48,986             -3.11%            -3.17%
  03/31/1999         $31,041         $52,206       $50,862             4.00%              3.83%
  04/30/1999         $32,123         $54,226       $52,988             3.87%              4.18%
  05/31/1999         $31,268         $52,946       $51,844             -2.36%            -2.16%
  06/30/1999         $33,385         $55,885       $54,488             5.55%              5.10%

Past performance is not predictive of future results.



AVERAGE ANNUAL TOTAL RETURN

6/30/99

CLASS C
-------------------------------------
1-Year                     +10.00%

3-Year                     +20.25%

Since Inception (5/1/95)   +22.16%

        [CLASS C TOTAL RETURN INDEX COMPARISON $10,000 INVESTMENT GRAPH]

The following line graph compares the performance of Franklin Equity Fund, Class C, with the Standard and Poor's(R) 500 (S&P 500(R)) Index and the Russell 1000(R) Index based on a $10,000 investment from 5/1/95 to 6/30/99. *Source:
Standard and Poor's Micropal.

     DATE        FRANKLIN EQUITY   S&P 500     RUSSELL 1000       500 Composite $T     Russell 1000
     ----                          -------     ------------
                  FUND - CLASS C                                                        LgStks $TR
                  --------------
  05/01/1995          $9,896         $10,000       $10,000
  05/31/1995         $10,298         $10,400       $10,384             4.00%              3.84%
  06/30/1995         $10,843         $10,641       $10,659             2.32%              2.65%
  07/31/1995         $11,262         $10,995       $11,066             3.32%              3.82%
  08/31/1995         $11,322         $11,022       $11,149             0.25%              0.75%
  09/30/1995         $11,726         $11,487       $11,609             4.22%              4.12%
  10/31/1995         $11,457         $11,446       $11,555             -0.36%             -0.46%
  11/30/1995         $11,786         $11,948       $12,071             4.39%              4.46%
  12/31/1995         $11,901         $12,179       $12,254             1.93%              1.52%
  01/31/1996         $12,156         $12,593       $12,650             3.40%              3.23%
  02/29/1996         $12,363         $12,710       $12,814             0.93%              1.30%
  03/31/1996         $12,347         $12,832       $12,930             0.96%              0.90%
  04/30/1996         $12,968         $13,021       $13,126             1.47%              1.52%
  05/31/1996         $13,223         $13,357       $13,441             2.58%              2.40%
  06/30/1996         $13,113         $13,407       $13,456             0.38%              0.11%
  07/31/1996         $12,221         $12,815       $12,808             -4.42%             -4.82%
  08/31/1996         $12,747         $13,085       $13,156             2.11%              2.72%
  09/30/1996         $13,607         $13,822       $13,895             5.63%              5.62%
  10/31/1996         $13,719         $14,203       $14,202             2.76%              2.21%
  11/30/1996         $14,818         $15,277       $15,250             7.56%              7.38%
  12/31/1996         $14,501         $14,975       $15,003             -1.98%             -1.62%
  01/31/1997         $15,453         $15,911       $15,893             6.25%              5.93%
  02/28/1997         $14,969         $16,035       $15,953             0.78%              0.38%
  03/31/1997         $14,484         $15,376       $15,236             -4.11%             -4.50%
  04/30/1997         $15,236         $16,294       $16,060             5.97%              5.41%
  05/31/1997         $16,506         $17,286       $17,088             6.09%              6.40%
  06/30/1997         $16,907         $18,060       $17,795             4.48%              4.14%
  07/31/1997         $18,260         $19,498       $19,251             7.96%              8.18%
  08/31/1997         $17,742         $18,406       $18,342             -5.60%             -4.72%
  09/30/1997         $18,928         $19,415       $19,347             5.48%              5.48%
  10/31/1997         $17,993         $18,766       $18,720             -3.34%             -3.24%
  11/30/1997         $18,176         $19,635       $19,533             4.63%              4.34%
  12/31/1997         $18,240         $19,973       $19,929             1.72%              2.03%
  01/31/1998         $18,221         $20,195       $20,077             1.11%              0.74%
  02/28/1998         $19,690         $21,651       $21,508             7.21%              7.13%
  03/31/1998         $20,330         $22,759       $22,592             5.12%              5.04%
  04/30/1998         $20,725         $22,989       $22,825             1.01%              1.03%
  05/31/1998         $19,803         $22,594       $22,332             -1.72%             -2.16%
  06/30/1998         $20,537         $23,511       $23,158             4.06%              3.70%
  07/31/1998         $19,821         $23,259       $22,880             -1.07%             -1.20%
  08/31/1998         $16,000         $19,896       $19,460            -14.46%            -14.95%
  09/30/1998         $16,546         $21,171       $20,769             6.41%              6.73%
  10/31/1998         $17,939         $22,893       $22,410             8.13%              7.90%
  11/30/1998         $18,918         $24,280       $23,797             6.06%              6.19%
  12/31/1998         $20,494         $25,678       $25,313             5.76%              6.37%
  01/31/1999         $21,571         $26,752       $26,217             4.18%              3.57%
  02/28/1999         $20,533         $25,920       $25,386             -3.11%             -3.17%
  03/31/1999         $21,431         $26,956       $26,358             4.00%              3.83%
  04/30/1999         $22,190         $28,000       $27,460             3.87%              4.18%
  05/31/1999         $21,571         $27,339       $26,867             -2.36%             -2.16%
  06/30/1999         $23,024         $28,856       $28,237             5.55%              5.10%

AVERAGE ANNUAL TOTAL RETURN

6/30/99
ADVISOR CLASS**
---------------------------------------

1-Year                     +13.22%

5-Year                     +22.52%

10-Year                    +13.67%

Since Inception (1/1/33)   +11.36%


     [ADVISOR CLASS TOTAL RETURN INDEX COMPARISON $10,000 INVESTMENT GRAPH]

The following line graph compares the performance of Franklin Equity Fund, Advisor Class, with the Standard and Poor's(R) 500 (S&P 500(R)) Index and the Russell 1000(R) Index based on a $10,000 investment from 7/1/89 to 6/30/99. *Source: Standard and Poor's Micropal.

     DATE       FRANKLIN EQUITY          S&P 500     RUSSELL 1000     500 Composite $T    Russell 1000
     ----                                -------     ------------
                FUND - ADV CLASS                                                           LgStks $TR
                ----------------
  07/01/1989           $10,000           $10,000       $10,000
  07/31/1989           $10,666           $10,903       $10,839             9.03%              8.39%
  08/31/1989           $11,167           $11,117       $11,063             1.96%              2.07%
  09/30/1989           $10,881           $11,071       $11,035            -0.41%             -0.26%
  10/31/1989           $10,179           $10,814       $10,740            -2.32%             -2.67%
  11/30/1989           $10,279           $11,035       $10,942             2.04%              1.88%
  12/31/1989           $10,476           $11,300       $11,165             2.40%              2.04%
  01/31/1990            $9,782           $10,542       $10,368            -6.71%             -7.14%
  02/28/1990            $9,974           $10,677       $10,536             1.29%              1.62%
  03/31/1990           $10,447           $10,960       $10,797             2.65%              2.48%
  04/30/1990           $10,033           $10,688       $10,518            -2.49%             -2.59%
  05/31/1990           $10,905           $11,730       $11,503             9.75%              9.37%
  06/30/1990           $10,717           $11,651       $11,440            -0.67%             -0.55%
  07/31/1990           $10,642           $11,614       $11,338            -0.32%             -0.89%
  08/31/1990            $9,312           $10,564       $10,296            -9.04%             -9.19%
  09/30/1990            $8,699           $10,049       $9,770             -4.87%             -5.11%
  10/31/1990            $8,281           $10,006       $9,721             -0.43%             -0.50%
  11/30/1990            $9,043           $10,653       $10,385             6.46%              6.83%
  12/31/1990            $9,537           $10,950       $10,701             2.79%              3.04%
  01/31/1991           $10,523           $11,427       $11,215             4.36%              4.81%
  02/28/1991           $11,205           $12,244       $12,034             7.15%              7.30%
  03/31/1991           $11,342           $12,541       $12,361             2.42%              2.72%
  04/30/1991           $11,281           $12,571       $12,376             0.24%              0.12%
  05/31/1991           $11,872           $13,112       $12,884             4.31%              4.10%
  06/30/1991           $11,249           $12,512       $12,306            -4.58%             -4.48%
  07/31/1991           $11,570           $13,095       $12,897             4.66%              4.80%
  08/31/1991           $11,799           $13,405       $13,234             2.37%              2.61%
  09/30/1991           $11,600           $13,181       $13,067            -1.67%             -1.26%
  10/31/1991           $11,463           $13,358       $13,277             1.34%              1.61%
  11/30/1991           $10,928           $12,820       $12,776            -4.03%             -3.78%
  12/31/1991           $12,086           $14,286       $14,236            11.44%             11.43%
  01/31/1992           $12,151           $14,021       $14,059            -1.86%             -1.24%
  02/29/1992           $12,378           $14,201       $14,231             1.29%              1.22%
  03/31/1992           $11,989           $13,924       $13,928            -1.95%             -2.13%
  04/30/1992           $11,924           $14,334       $14,263             2.94%              2.41%
  05/31/1992           $11,892           $14,404       $14,352             0.49%              0.62%
  06/30/1992           $11,636           $14,189       $14,122            -1.49%             -1.60%
  07/31/1992           $11,946           $14,770       $14,712             4.09%              4.18%
  08/31/1992           $11,750           $14,467       $14,402            -2.05%             -2.11%
  09/30/1992           $11,897           $14,636       $14,585             1.17%              1.27%
  10/31/1992           $11,881           $14,686       $14,706             0.34%              0.83%
  11/30/1992           $12,388           $15,185       $15,271             3.40%              3.84%
  12/31/1992           $12,520           $15,372       $15,523             1.23%              1.65%
  01/31/1993           $12,608           $15,501       $15,644             0.84%              0.78%
  02/28/1993           $12,398           $15,712       $15,785             1.36%              0.90%
  03/31/1993           $12,783           $16,044       $16,168             2.11%              2.43%
  04/30/1993           $12,415           $15,655       $15,741            -2.42%             -2.64%
  05/31/1993           $12,783           $16,073       $16,173             2.67%              2.74%
  06/30/1993           $12,753           $16,120       $16,279             0.29%              0.66%
  07/31/1993           $12,577           $16,056       $16,229            -0.40%             -0.31%
  08/31/1993           $13,158           $16,664       $16,854             3.79%              3.85%
  09/30/1993           $12,964           $16,536       $16,806            -0.77%             -0.28%
  10/31/1993           $13,387           $16,878       $17,028             2.07%              1.32%
  11/30/1993           $13,633           $16,718       $16,795            -0.95%             -1.37%
  12/31/1993           $13,588           $16,920       $17,101             1.21%              1.82%
  01/31/1994           $13,986           $17,495       $17,622             3.40%              3.05%
  02/28/1994           $14,025           $17,021       $17,159            -2.71%             -2.63%
  03/31/1994           $13,250           $16,279       $16,424            -4.36%             -4.28%
  04/30/1994           $13,389           $16,487       $16,621             1.28%              1.20%
  05/31/1994           $13,309           $16,758       $16,843             1.64%              1.33%
  06/30/1994           $13,049           $16,347       $16,393            -2.45%             -2.67%
  07/31/1994           $13,229           $16,883       $16,929             3.28%              3.27%
  08/31/1994           $13,769           $17,576       $17,643             4.10%              4.22%
  09/30/1994           $13,489           $17,147       $17,232            -2.44%             -2.33%
  10/31/1994           $13,709           $17,533       $17,558             2.25%              1.89%
  11/30/1994           $13,389           $16,894       $16,924            -3.64%             -3.61%
  12/31/1994           $13,400           $17,144       $17,164             1.48%              1.42%
  01/31/1995           $13,400           $17,588       $17,609             2.59%              2.59%
  02/28/1995           $13,888           $18,274       $18,327             3.90%              4.08%
  03/31/1995           $14,420           $18,813       $18,798             2.95%              2.57%
  04/30/1995           $14,753           $19,367       $19,297             2.94%              2.65%
  05/31/1995           $15,352           $20,141       $20,038             4.00%              3.84%
  06/30/1995           $16,153           $20,609       $20,569             2.32%              2.65%
  07/31/1995           $16,822           $21,293       $21,354             3.32%              3.82%
  08/31/1995           $16,934           $21,346       $21,514             0.25%              0.75%
  09/30/1995           $17,536           $22,247       $22,401             4.22%              4.12%
  10/31/1995           $17,134           $22,167       $22,298            -0.36%             -0.46%
  11/30/1995           $17,648           $23,140       $23,292             4.39%              4.46%
  12/31/1995           $17,813           $23,586       $23,646             1.93%              1.52%
  01/31/1996           $18,218           $24,388       $24,410             3.40%              3.23%
  02/29/1996           $18,528           $24,615       $24,727             0.93%              1.30%
  03/31/1996           $18,528           $24,851       $24,950             0.96%              0.90%
  04/30/1996           $19,481           $25,217       $25,329             1.47%              1.52%
  05/31/1996           $19,862           $25,867       $25,937             2.58%              2.40%
  06/30/1996           $19,733           $25,966       $25,966             0.38%              0.11%
  07/31/1996           $18,395           $24,818       $24,714            -4.42%             -4.82%
  08/31/1996           $19,207           $25,342       $25,386             2.11%              2.72%
  09/30/1996           $20,497           $26,768       $26,813             5.63%              5.62%
  10/31/1996           $20,688           $27,507       $27,406             2.76%              2.21%
  11/30/1996           $22,361           $29,587       $29,428             7.56%              7.38%
  12/31/1996           $21,904           $29,001       $28,951            -1.98%             -1.62%
  01/31/1997           $23,361           $30,813       $30,668             6.25%              5.93%
  02/28/1997           $22,633           $31,054       $30,785             0.78%              0.38%
  03/31/1997           $21,929           $29,777       $29,399            -4.11%             -4.50%
  04/30/1997           $23,085           $31,555       $30,990             5.97%              5.41%
  05/31/1997           $25,019           $33,477       $32,973             6.09%              6.40%
  06/30/1997           $25,651           $34,977       $34,338             4.48%              4.14%
  07/31/1997           $27,720           $37,761       $37,147             7.96%              8.18%
  08/31/1997           $26,963           $35,646       $35,394            -5.60%             -4.72%
  09/30/1997           $28,779           $37,600       $37,333             5.48%              5.48%
  10/31/1997           $27,417           $36,344       $36,124            -3.34%             -3.24%
  11/30/1997           $27,694           $38,027       $37,692             4.63%              4.34%
  12/31/1997           $27,785           $38,681       $38,457             1.72%              2.03%
  01/31/1998           $27,813           $39,110       $38,741             1.11%              0.74%
  02/28/1998           $30,039           $41,930       $41,504             7.21%              7.13%
  03/31/1998           $31,065           $44,077       $43,595             5.12%              5.04%
  04/30/1998           $31,693           $44,522       $44,044             1.01%              1.03%
  05/31/1998           $30,295           $43,756       $43,093            -1.72%             -2.16%
  06/30/1998           $31,451           $45,532       $44,687             4.06%              3.70%
  07/31/1998           $30,365           $45,045       $44,151            -1.07%             -1.20%
  08/31/1998           $24,532           $38,532       $37,551            -14.46%            -14.95%
  09/30/1998           $25,390           $41,002       $40,078             6.41%              6.73%
  10/31/1998           $27,563           $44,335       $43,244             8.13%              7.90%
  11/30/1998           $29,078           $47,022       $45,921             6.06%              6.19%
  12/31/1998           $31,530           $49,730       $48,846             5.76%              6.37%
  01/31/1999           $33,227           $51,809       $50,590             4.18%              3.57%
  02/28/1999           $31,682           $50,198       $48,986            -3.11%             -3.17%
  03/31/1999           $33,075           $52,206       $50,862             4.00%              3.83%
  04/30/1999           $34,256           $54,226       $52,988             3.87%              4.18%
  05/31/1999           $33,348           $52,946       $51,844            -2.36%             -2.16%
  06/30/1999           $36,023           $55,885       $54,488             5.55%              5.10%



*Source: Standard and Poor's Micropal.

**On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to that class.

Past performance is not predictive of future results.


FRANKIN EQUITY FUND
Financial Highlights

                                                                                CLASS A
                                                  -------------------------------------------------------------------------
                                                                        YEAR ENDED JUNE 30,
                                                  -------------------------------------------------------------------------
                                                     1999(2)           1998           1997            1996             1995
                                                  -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........     $   10.99       $   10.16       $    8.26       $    7.24       $    6.53
                                                  -------------------------------------------------------------------------
Income from investment operations:
 Net investment income ......................           .06             .05             .05             .06             .08
 Net realized and unrealized gains ..........          1.25            2.08            2.34            1.48            1.33
                                                  -------------------------------------------------------------------------
Total from investment operations ............          1.31            2.13            2.39            1.54            1.41
                                                  -------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................          (.05)           (.05)           (.06)           (.06)           (.08)
 Net realized gains .........................          (.58)          (1.25)           (.43)           (.46)           (.62)
                                                  -------------------------------------------------------------------------
Total distributions .........................          (.63)          (1.30)           (.49)           (.52)           (.70)
                                                  -------------------------------------------------------------------------
Net asset value, end of year ................     $   11.67       $   10.99       $   10.16       $    8.26       $    7.24
                                                  =========================================================================
Total return* ...............................         13.01%          22.43%          29.75%          22.16%          23.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............     $ 708,607       $ 613,835       $ 462,972       $ 366,602       $ 317,463
Ratios to average net assets:
 Expenses ...................................           .92%            .90%            .91%            .95%            .95%
 Net investment income ......................           .57%            .48%            .61%            .72%           1.21%
Portfolio turnover rate .....................         45.99%          38.00%          53.67%          59.86%          86.20%



*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(2) Based on average shares outstanding.

FRANKIN EQUITY FUND
Financial Highlights (continued)

                                                                              CLASS B
                                                                         -------------------
                                                                             PERIOD ENDED
                                                                         JUNE 30, 1999(1),(2)
                                                                         -------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .................................          $10.39
                                                                                ------

INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .................................................            (.01)
 Net realized and unrealized gains ...................................            1.28
                                                                                ------
Total from investment operations .....................................            1.27
                                                                                ------
Less distributions from investment income ............................            (.05)
Net asset value, end of period .......................................          $11.61
                                                                                ======

Total return* ........................................................           12.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).....................................          $1,276
Ratios to average net assets:
 Expenses ............................................................            1.56%**
 Net investment loss .................................................            (.32%)**
Portfolio turnover rate ..............................................           45.99%

*Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

**Annualized

(1) For the period January 1, 1999 (effective date) to June 30, 1999.

(2) Based on average shares outstanding.


FRANKIN EQUITY FUND
Financial Highlights (continued)

                                                                                   CLASS C
                                                  ----------------------------------------------------------------------------
                                                                               YEAR ENDED JUNE 30,
                                                  ----------------------------------------------------------------------------
                                                     1999(2)            1998              1997           1996          1995(1)
                                                  ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........     $    10.91       $    10.12       $     8.23      $     7.24      $     6.65
                                                  ----------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) ...............           (.02)            (.01)            (.02)            .02             .01
 Net realized and unrealized gains ..........           1.23             2.05             2.34            1.45             .62
                                                  ----------------------------------------------------------------------------
Total from investment operations ............           1.21             2.04             2.32            1.47             .63
                                                  ----------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................           (.02)              --               --            (.02)           (.04)
 Net realized gains .........................           (.58)           (1.25)            (.43)           (.46)             --
                                                  ----------------------------------------------------------------------------
Total distributions .........................           (.60)           (1.25)            (.43)           (.48)           (.04)
                                                  ----------------------------------------------------------------------------
Net asset value, end of year ................     $    11.52       $    10.91       $    10.12      $     8.23      $     7.24
                                                  ============================================================================

Total return* ...............................          12.11%           21.47%           28.93%          20.94%           9.42%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............     $   87,057       $   35,717       $    9,554      $    4,208      $      342
Ratios to average net assets:
 Expenses ...................................           1.68%            1.69%            1.72%           1.77%           1.77%**
 Net investment income (loss) ...............           (.25%)           (.28%)           (.22%)          (.10%)           .74%**
Portfolio turnover rate......................          45.99%           38.00%           53.67%          59.86%          86.20%


*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

**Annualized

(1)For the period May 1, 1995 (effective date) to June 30, 1995.

(2)Based on average shares outstanding.


FRANKIN EQUITY FUND
Financial Highlights (continued)

                                                                 ADVISOR CLASS
                                                  -------------------------------------------
                                                              YEAR ENDED JUNE 30,
                                                  -------------------------------------------
                                                      1999(2)          1998          1997(1)
                                                  -------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........     $    11.00      $    10.17       $     8.62
                                                  -------------------------------------------
Income from investment operations:
 Net investment income ......................            .08             .07              .03
 Net realized and unrealized gains ..........           1.25            2.08             1.56
                                                  -------------------------------------------
Total from investment operations ............           1.33            2.15             1.59
                                                  -------------------------------------------
Less distributions from:
 Net investment income ......................           (.07)           (.07)            (.04)
 Net realized gains .........................           (.58)          (1.25)              --
                                                  -------------------------------------------
Total distributions .........................           (.65)          (1.32)            (.04)
                                                  -------------------------------------------
Net asset value, end of year ................     $    11.68      $    11.00       $    10.17
                                                  ===========================================

TOTAL RETURN* ...............................          13.22%          22.61%           18.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............     $    7,327      $   16,911       $    6,890
Ratios to average net assets:
 Expenses ...................................            .70%            .69%             .72%**
 Net investment income ......................            .80%            .71%             .79%**
Portfolio turnover rate .....................          45.99%          38.00%           53.67%



*Total return is not annualized for periods less than one year.

**Annualized


(1)For the period January 2, 1997 (effective date) to June 30, 1997.

(2)Based on average shares outstanding.

                       See notes to financial statements.


FRANKLIN EQUITY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999

                                               COUNTRY                 SHARES            VALUE
-------------------------------------------------------------------------------------------------
  COMMON STOCKS 93.0%
  COMMERCIAL SERVICES 1.6%
a Concord EFS Inc. ......................      United States            214,400       $ 9,071,800
  Young & Rubicam Inc. ..................      United States             75,000         3,407,813
                                                                                       ----------
                                                                                       12,479,613
                                                                                       ----------

  CONSUMER DURABLES 1.1%
  Ford Motor Co. ..........................    United States             23,000         1,298,063
  Goodyear Tire & Rubber Co. ..............    United States             18,000         1,058,625
  Harman International Industries Inc. ....    United States             20,500           902,000
  Mattel Inc. .............................    United States            200,000         5,287,500
                                                                                       ----------
                                                                                        8,546,188
                                                                                       ----------
  CONSUMER NON-DURABLES 5.2%
  Gillette Co. ............................    United States            130,000         5,330,000
  Nike Inc., B ............................    United States            115,000         7,280,938
  PepsiCo Inc. ............................    United States            150,000         5,803,125
  Philip Morris Cos. Inc. .................    United States            170,000         6,831,875
  Procter & Gamble Co. ....................    United States            100,000         8,925,000
  Sara Lee Corp. ..........................    United States            250,000         5,671,875
  Wolverine World Wide Inc. ...............    United States            152,600         2,136,400
                                                                                       ----------
                                                                                       41,979,213
                                                                                       ----------
a CONSUMER SERVICES 3.2%
  Apollo Group Inc., A ....................    United States            150,000         3,984,375
  Clear Channel Communications Inc ........    United States            115,000         7,927,813
  Entercom Communications Corp ............    United States             95,200         4,069,800
  Fox Entertainment Group Inc., A .........    United States            160,000         4,310,000
  MediaOne Group Inc. .....................    United States             50,000         3,718,750
  Scholastic Corp. ........................    United States             34,600         1,751,625
                                                                                       ----------
                                                                                       25,762,363
                                                                                       ----------
  ELECTRONIC TECHNOLOGY 22.3%
a 3Com Corp. ..............................    United States             40,300         1,075,506
a Altera Corp. ............................    United States            351,164        12,927,225
a Applied Materials Inc. ..................    United States            125,000         9,234,375
a Cisco Systems Inc. ......................    United States            420,000        27,090,000
  Compaq Computer Corp. ...................    United States             22,869           541,709
a EMC Corp. ...............................    United States            140,000         7,700,000
  Hewlett-Packard Co. .....................    United States              9,900           994,950
  Intel Corp. .............................    United States            308,400        18,349,800
  International Business Machines Corp. ...    United States             50,000         6,462,500
  Linear Technology Corp. .................    United States            250,000        16,812,500
  Lucent Technologies Inc. ................    United States            200,000        13,487,500
  Motorola Inc. ...........................    United States             94,000         8,906,500
a Newbridge Networks Corp. ................      Canada                 41,845          1,203,044
  Nokia Corp., ADR ........................       Finland               170,000        15,565,625
  Nortel Networks Corp. ...................       Canada                 70,000         6,076,875
a Quantum Corp. ...........................    United States             32,300           779,238
a Uniphase Corp. ..........................    United States            100,000        16,600,000


FRANKLIN EQUITY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)

                                               COUNTRY                 SHARES            VALUE
-------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  ELECTRONIC TECHNOLOGY (CONT.)
a Tekelec ..................................   United States            175,000       $  2,132,813
a Tellabs Inc. .............................   United States            200,000         13,512,500
                                                                                      ------------
                                                                                       179,452,660
                                                                                      ------------
  ENERGY MINERALS 3.8%
  Apache Corp. .............................   United States            150,000          5,850,000
a Barrett Resources Corp. ..................   United States            100,000          3,837,500
  Mobil Corp. ..............................   United States            100,000          9,900,000
  Norsk Hydro ASA, ADR .....................      Norway                  8,800            336,600
  Sunoco Inc. ..............................   United States             23,300            703,369
  Texaco Inc. ..............................   United States            100,000          6,250,000
  Ultramar Diamond Shamrock Corp. ..........   United States            175,000          3,817,188
                                                                                      ------------
                                                                                        30,694,657
                                                                                      ------------
  FINANCE 11.8%
  Ace Ltd. .................................      Bermuda               250,000          7,062,500
  Aetna Inc. ...............................   United States             12,275          1,097,845
  American General Corp. ...................   United States             17,000          1,281,375
  American International Group Inc. ........   United States            127,537         14,929,800
  Associates First Capital Corp., A ........   United States            250,000         11,078,125
  BankBoston Corp. .........................   United States            150,000          7,668,750
  Citigroup Inc. ...........................   United States            300,000         14,250,000
  Fannie Mae ...............................   United States             16,000          1,094,000
  Federated Investors Inc. .................   United States            375,000          6,726,563
  Fifth Third Bancorp ......................   United States            100,000          6,656,250
  Household International Inc. .............   United States             75,000          3,553,125
  Morgan Stanley, Dean Witter & Co. ........   United States             21,644          2,218,510
  Presidential Life Corp. ..................   United States             47,100            924,338
  Providian Financial Corp. ................   United States            175,000         16,362,500
                                                                                      ------------
                                                                                        94,903,681
                                                                                      ------------
  HEALTH SERVICES 1.1%
  Cardinal Health Inc. .....................   United States            110,000          7,053,750
  Columbia/HCA Healthcare Corp. ............   United States             26,000            593,125
  Omnicare Inc. ............................   United States            125,000          1,578,125
                                                                                      ------------
                                                                                         9,225,000
                                                                                      ------------
  HEALTH TECHNOLOGY 9.7%
  Abbott Laboratories ......................   United States            190,000          8,645,000
  American Home Products Corp. .............   United States            150,000          8,625,000
a Amgen Inc. ...............................   United States            150,000          9,131,250
  Bausch & Lomb Inc. .......................   United States            100,000          7,650,000
  Baxter International Inc. ................   United States            175,000         10,609,375
  Bristol-Myers Squibb Co. .................   United States            140,000          9,861,250
  Pfizer Inc. ..............................   United States             30,000          3,292,500
  Roche Holding AG .........................    Switzerland                 700          7,195,420
  Schering-Plough Corp. ....................   United States            170,000          9,010,000
a Watson Pharmaceuticals Inc. ..............   United States            100,000          3,506,250
                                                                                      ------------
                                                                                        77,526,045
                                                                                      ------------


FRANKLIN EQUITY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)

                                               COUNTRY                 SHARES            VALUE
--------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  INDUSTRIAL SERVICES 2.1%
a AES Corp. ................................   United States            175,000       $ 10,171,875
  Waste Management Inc. ....................   United States            125,000          6,718,750
                                                                                      ------------
                                                                                        16,890,625
                                                                                      ------------
  NON-ENERGY MINERALS 1.1%
  De Beers Consolidated Mines AG, ADR ......   South Africa             325,000          7,759,375
  Oregon Steel Mills Inc. ..................   United States             36,600            487,238
  Owens Corning ............................   United States             26,015            894,266
                                                                                      ------------
                                                                                         9,140,879
                                                                                      ------------
  PROCESS INDUSTRIES 2.7%
  Boise Cascade Corp. ......................   United States             20,300            870,363
  Ecolab Inc. ..............................   United States            200,000          8,725,000
  General Electric Co. .....................   United States             50,000          5,650,000
  Great Lakes Chemical Corp. ...............   United States             11,000            506,688
a Owens-Illinois Inc. ......................   United States            175,000          5,720,313
                                                                                      ------------
                                                                                        21,472,364
                                                                                      ------------
  PRODUCER MANUFACTURING .8%
  AMETEK Inc. ..............................   United States             31,100            715,300
  Avery Dennison Corp. .....................   United States             85,000          5,131,875
  Kaman Corp., A ............................  United States             50,200            787,513
                                                                                       -----------
                                                                                         6,634,688
                                                                                       -----------
  REAL ESTATE 1.2%
  LTC Properties Inc. .......................  United States             41,720            542,360
  MeriStar Hospitality Corp. ................  United States            250,000          5,609,375
  Starwood Hotels & Resorts Worldwide Inc. ..  United States            125,000          3,820,313
                                                                                       -----------
                                                                                         9,972,048
                                                                                       -----------
  RETAIL TRADE 3.1%
  Albertson's Inc. ..........................  United States            167,019          8,611,940
a Circuit City Stores Inc. - CarMax Group ...  United States             63,200            335,750
  Claire's Stores Inc. ......................  United States            100,000          2,562,500
  Dayton Hudson Corp. .......................  United States            100,000          6,500,000
a Fruit of the Loom Inc. ....................  United States             58,700            572,325
a Gymboree Corp .............................  United States             73,800            774,900
  Sears, Roebuck & Co. ......................  United States             21,400            953,638
a Williams-Sonoma Inc. ......................  United States            125,000          4,351,563
                                                                                       -----------
                                                                                        24,662,616
                                                                                       -----------
  TECHNOLOGY SERVICES 6.3%
a Electronic Arts Inc. ......................  United States            100,000          5,425,000
a HNC Software Inc. .........................  United States            125,000          3,851,563
a i2 Technologies Inc. ......................  United States            200,000          8,600,000
a International Network Services ............  United States             50,000          2,018,750
a Oracle Corp. ..............................  United States            262,500          9,745,313
  SAP AG ....................................     Germany                 5,000          1,714,448
a Sapient Corp. .............................  United States            120,000          6,795,000



FRANKLIN EQUITY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)

                                               COUNTRY                 SHARES            VALUE
--------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  TECHNOLOGY SERVICES (CONT.)
a Synopsys Inc. .............................  United States            125,000        $ 6,898,438
a VERITAS Software Corp. ....................  United States             60,000          5,696,250
                                                                                       -----------
                                                                                        50,744,762
                                                                                       -----------
  TELECOMMUNICATIONS 7.5%
  Bell Atlantic Corp. .......................  United States             60,000          3,922,500
a Equant NV, N.Y. shs .......................   Netherlands             139,600         13,139,850
  GTE Corp. .................................  United States             75,000          5,681,250
a MCI WorldCom Inc. .........................  United States             60,000          5,163,750
a NEXTLINK Communications Inc., A ...........  United States             25,000          1,859,375
a Qwest Communications International Inc. ...  United States            150,000          4,959,375
  Swisscom AG ...............................   Switzerland              27,300         10,273,061
  Vodafone AirTouch PLC ADR .................  United Kingdom            77,500         15,267,500
                                                                                       -----------
                                                                                        60,266,661
                                                                                       -----------
  TRANSPORTATION 4.0%
  C.H. Robinson Worldwide Inc. ..............  United States            275,000         10,106,250
  Expeditors International of Washington Inc.  United States            400,000         10,900,000
a Landstar System Inc. ......................  United States             42,400          1,530,377
  Southwest Airlines Co. ....................  United States            303,750          9,454,219
                                                                                       -----------
                                                                                        31,990,846
                                                                                       -----------
  UTILITIES 4.4%
  Enron Corp. ...............................  United States            225,000         18,393,750
  Montana Power Co. .........................  United States            182,800         12,887,400
  PG&E Corp. ................................  United States            100,000          3,250,000
  Potomac Electric Power Co. ................  United States             35,208          1,036,425
                                                                                       -----------
                                                                                        35,567,575
                                                                                       -----------
  COMPANY IN LIQUIDATION
a S & C Liquidating Trust ..................   United States              8,487               --
                                                                                      ------------
  TOTAL COMMON STOCKS (COST $453,502,532) ..                                           747,912,484
                                                                                      ------------

  CONVERTIBLE PREFERRED STOCK .1%
  Loral Space & Communication Ltd., 6.00%,
    cvt. pfd ...............................   United States             17,500            883,750
                                                                                      ------------
  TOTAL CONVERTIBLE PREFERRED STOCK
     (COST $1,022,940) .....................                                               883,750
                                                                                      ------------


FRANKLIN EQUITY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)


                                                                                        PRINCIPAL
                                                                 COUNTRY                 AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
  CONVERTIBLE BONDS 1.7%
  Amazon.com Inc., cvt. sub. note, 144A, 4.75%, 2/01/09 ..        United States       $  3,500,000        $  3,412,500
  Omnicom Group Inc., cvt. sub. deb., 144A, 4.25%, 1/03/07        United States          2,000,000           5,065,000
  Omnicom Group Inc., cvt. sub. deb., 4.25%, 1/03/07 .....        United States          2,000,000           5,060,000
                                                                                                          ------------
  TOTAL CONVERTIBLE BONDS (COST $8,095,000) ..............                                                  13,537,500
                                                                                                          ------------
b REPURCHASE AGREEMENT 5.2%
  Joint Repurchase Agreement, 4.767%, 7/01/99,
  (Maturity Value $41,544,236)
  (COST $41,538,735) .....................................        United States         41,538,735          41,538,735
    Barclays Capital Inc. ................................
    Bear, Stearns & Co. Inc. .............................
    Chase Securities Inc. ................................
    CIBC Oppenheimer Corp. ...............................
    Donaldson, Lufkin & Jenrette Securities Corp. ........
    Dresdner Kleinwort Benson, North America LLC
    Goldman, Sachs & Co. .................................
    NationsBanc Montgomery Securities LLC
    Paine Webber Inc. ....................................
    Paribas Corp. ........................................
    Warburg Dillon Read LLC
    Collateralized by U.S. Treasury Bills & Notes
                                                                                                          ------------
  TOTAL INVESTMENTS (COST $504,159,207) 100.0% ...........                                                 803,872,469
  OTHER ASSETS, LESS LIABILITIES .........................                                                     394,681
                                                                                                          ------------
  NET ASSETS 100.0% ......................................                                                $804,267,150
                                                                                                          ============



(a) Non-income producing.

(b)Investment is through participation in a joint account with other funds managed by the investment advisor. At June 30, 1999, all repurchase agreements had been entered into on that date.

                       See notes to financial statements.



FRANKLIN EQUITY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999

Assets:
 Investments in securities, at value (cost $504,159,207) .......................................        $ 803,872,469
 Receivables:
  Investment securities sold ...................................................................            2,814,802
  Capital shares sold ..........................................................................              363,458
  Dividends and interest .......................................................................              640,159
                                                                                                        -------------
     Total assets ..............................................................................          807,690,888
                                                                                                        -------------
Liabilities:
 Payables:
  Capital shares redeemed ......................................................................            2,078,431
  Affiliates ...................................................................................              800,884
  Shareholders .................................................................................              344,937
 Distributions to shareholders .................................................................               60,254
 Other liabilities .............................................................................              139,232
                                                                                                        -------------
     Total liabilities .........................................................................            3,423,738
                                                                                                        -------------
     Net assets, at value ......................................................................        $ 804,267,150
                                                                                                        =============
Net assets consist of:
 Undistributed net investment income ...........................................................        $     185,821
 Net unrealized appreciation ...................................................................          299,713,262
 Accumulated net realized loss .................................................................           (4,213,129)
 Capital shares ................................................................................          508,581,196
                                                                                                        -------------
     Net assets, at value ......................................................................        $ 804,267,150
                                                                                                        =============

CLASS A:
 Net asset value per share ($708,606,967 / 60,722,505 shares outstanding)* .....................        $       11.67
                                                                                                        =============
 Maximum offering price per share ($11.67 / 94.25%) ............................................        $       12.38
                                                                                                        =============
CLASS B:
 Net asset value and maximum offering price per share ($1,275,889 / 109,908 shares outstanding)*        $       11.61
                                                                                                        =============
CLASS C:
 Net asset value per share ($87,057,024 / 7,556,443 shares outstanding)* .......................        $       11.52
                                                                                                        =============
 Maximum offering price per share ($11.52 / 99.00%) ............................................        $       11.64
                                                                                                        =============
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($7,327,270 / 627,197
shares outstanding) ............................................................................        $       11.68
                                                                                                        =============


* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.


FRANKLIN EQUITY FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999

Investment income:
(net of foreign taxes of $87,360)
 Dividends ..........................................................................        $  6,527,664
 Interest ...........................................................................           3,568,086
                                                                                             ------------
     Total investment income ........................................................          10,095,750
                                                                                             ------------
Expenses:
 Management fees (Note 3) ...........................................................           3,351,597
 Distribution fees (Note 3)
  Class A ...........................................................................           1,321,367
  Class B ...........................................................................               2,243
  Class C ...........................................................................             502,062
 Transfer agent fees (Note 3) .......................................................           1,055,886
 Custodian fees .....................................................................              38,135
 Reports to shareholders ............................................................             136,291
 Registration and filing fees .......................................................              90,915
 Professional fees ..................................................................              46,125
 Directors' fees and expenses .......................................................              23,359
 Other ..............................................................................              18,515
                                                                                             ------------
     Total expenses .................................................................           6,586,495
                                                                                             ------------
     Net investment income ..........................................................           3,509,255
                                                                                             ------------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments .......................................................................          (3,934,065)
  Foreign currency transactions .....................................................             (84,831)
                                                                                             ------------
      Net realized loss .............................................................          (4,018,896)
 Net unrealized appreciation on investments .........................................          91,630,130
                                                                                             ------------
Net realized and unrealized gain ....................................................          87,611,234
                                                                                             ------------
Net increase in net assets resulting from operations ................................        $ 91,120,489
                                                                                             ============


                          See notes to financial statements.

FRANKLIN EQUITY FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 1999 AND 1998

                                                                                                 1999             1998
                                                                                         -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .............................................................    $   3,509,255         $   2,665,937
  Net realized gain (loss) from investments and foreign currency transactions .......       (4,018,896)           45,956,120
  Net unrealized appreciation on investments ........................................       91,630,130            64,966,613
                                                                                         -----------------------------------
      Net increase in net assets resulting from operations ..........................       91,120,489           113,588,670
 Distributions to shareholders from:
  Net investment income:
   Class A ..........................................................................       (3,027,697)           (2,815,157)
   Class B ..........................................................................           (4,288)                   --
   Class C ..........................................................................         (128,642)                   --
   Advisor Class ....................................................................          (97,976)             (101,907)
  Net realized gains:
   Class A ..........................................................................      (33,108,989)          (59,592,831)
   Class C ..........................................................................       (2,429,861)           (1,764,595)
   Advisor Class ....................................................................       (1,147,869)           (1,486,880)
                                                                                         -----------------------------------
 Total distributions to shareholders ................................................      (39,945,322)          (65,761,370)
 Capital share transactions: (Note 2)
   Class A ..........................................................................       50,425,565           105,330,108
   Class B ..........................................................................        1,206,522                    --
   Class C ..........................................................................       45,833,064            24,428,866
   Advisor Class ....................................................................      (10,836,194)            9,460,338
                                                                                         -----------------------------------
 Total capital share transactions ...................................................       86,628,957           139,219,312

      Net increase in net assets ....................................................      137,804,124           187,046,612

Net assets:
 Beginning of year ..................................................................      666,463,026           479,416,414
                                                                                         -----------------------------------
 End of year ........................................................................    $ 804,267,150         $ 666,463,026
                                                                                         ===================================

Undistributed net investment income included in net assets:
 End of year ........................................................................    $     185,821         $      --
                                                                                         ===================================


                       See notes to financial statements.

FRANKLIN EQUITY FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Equity Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide capital growth. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


FRANKLIN EQUITY FUND
Notes to Financial Statements (continued)

2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Effective January 1, 1999, Class I and Class II were renamed Class A and Class C, respectively, and the fund began offering a new class of shares, Class
B. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 1999, there were 5 billion shares authorized (no par value), of which 2 billion shares were designated as Class A, 100 million shares as Class B, 1.9 billion shares as Class C and 1 billion shares as Advisor Class. Transactions in the Fund's shares were as follows:

                                                                            YEAR ENDED JUNE 30,
                                                       ------------------------------------------------------------------
                                                                    1999                               1998
                                                       ------------------------------------------------------------------
                                                          SHARES            AMOUNT          SHARES            AMOUNT
                                                       ------------------------------------------------------------------
CLASS A SHARES:
Shares sold ..................................           39,060,389     $ 408,867,476       22,473,770      $ 238,141,732
Shares issued in reinvestment of distributions            3,384,894        33,127,015        5,802,636         57,378,546
Shares issued on merger (Note 6) .............              406,853         4,532,342               --                 --
Shares redeemed ..............................          (37,961,690)     (396,101,268)     (17,998,114)      (190,190,170)
                                                       ------------------------------------------------------------------
Net increase .................................            4,890,446     $  50,425,565       10,278,292      $ 105,330,108
                                                       ==================================================================
CLASS B SHARES:*
Shares sold ..................................              113,713     $   1,249,302
Shares issued in reinvestment of distributions                  373             4,043
Shares redeemed ..............................               (4,178)          (46,823)
                                                       ------------------------------
Net increase .................................              109,908     $   1,206,522
                                                       ==============================
CLASS C SHARES:
Shares sold ..................................            3,780,337     $  38,707,315        3,076,695      $  32,410,808
Shares issued in reinvestment of distributions              245,306         2,364,853          162,921          1,603,453
Shares issued on merger (Note 6) .............            2,972,886        32,642,288               --                 --
Shares redeemed ..............................           (2,715,651)      (27,881,392)        (910,495)        (9,585,395)
                                                       ------------------------------------------------------------------
Net increase .................................            4,282,878     $  45,833,064        2,329,121      $  24,428,866
                                                       ==================================================================
ADVISOR CLASS SHARES:
Shares sold ..................................            2,069,848     $  21,245,839        1,602,804      $  17,239,578
Shares issued in reinvestment of distributions              126,162         1,235,476          160,504          1,588,337
Shares redeemed ..............................           (3,106,375)      (33,317,509)        (903,282)        (9,367,577)
                                                       ------------------------------------------------------------------
Net increase (decrease) ......................             (910,365)    $ (10,836,194)         860,026      $   9,460,338
                                                       ==================================================================

*For the period January 1, 1999 (effective date) to June 30, 1999.


FRANKLIN EQUITY FUND
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:



      ANNUALIZED
       FEE RATE     MONTH-END NET ASSETS
-----------------------------------------------------------------------
         .625%      First $100 million
         .500%      Over $100 million, up to and including $250 million
         .450%      In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25%, 1.00% and 1.00% per year of its average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the period of $432,295 and $53,038, respectively.

4. INCOME TAXES

At June 30, 1999, the Fund has deferred currency losses occurring subsequent to October 31, 1998 of $118,463. For tax purposes, such losses will be reflected in the year ending June 30, 2000.

At June 30, 1999, the Fund has tax basis capital losses of $2,472,743 which may be carried over to offset future capital gains. Such losses expire in 2007.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions. Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions and wash sales.

At June 30, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes of $505,897,637 was as follows:

         Unrealized appreciation ................        $ 317,707,733
         Unrealized depreciation ................          (19,732,901)
                                                         -------------
         Net unrealized appreciation ............        $ 297,974,832
                                                         =============


FRANKLIN EQUITY FUND
Notes to Financial Statements (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended June 30, 1999 aggregated $290,632,304 and $286,621,336, respectively.


6. MERGER WITH TEMPLETON AMERICAN TRUST, INC.

On April 15, 1999, the Fund acquired the net assets of Templeton American Trust, Inc. pursuant to a plan of reorganization approved by Templeton American Trust, Inc.'s shareholders. The merger was accomplished by a tax-free exchange of 406,853 Class A shares and 2,972,886 Class B shares of the Fund (valued at $11.14 and $10.98, respectively) for the net assets of the Templeton American Trust, Inc. which aggregated $37,174,638, including $8,111,916 of unrealized appreciation. The merger was accounted for as a pooling-of-interests without restatement for financial reporting purposes. The combined net assets of the Fund immediately after the merger were $776,916,624.


FRANKLIN EQUITY FUND
Independent Auditors' Report


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
FRANKLIN EQUITY FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Equity Fund (the "Fund") at June 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
August 5, 1999


FRANKLIN EQUITY FUND
Tax Information


Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 38.64% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended June 30,1999.